UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AZZAD FUNDS

SHAREHOLDER LETTER

DECEMBER 31, 2017 (UNAUDITED)

AZZAD FUNDS

Invest with faith

Azzad Wise Capital Fund
(Ticker: WISEX)
First Halal Fixed-Income Fund

Azzad Ethical Fund
(Ticker: ADJEX)
Halal Equity Mutual Fund

SEMI-ANNUAL REPORT DECEMBER 31, 2017 (UNAUDITED)

8000 Town Centre Drive, Suite 400 | Broadview Heights, Ohio 44147
OFFICE 888.350.3369 or 440.922.0066 | **FAX** 440.526.4446 | www.azzadfunds.com
Azzad Asset Management, Inc. | Advisor to the Azzad Funds | 888.86.AZZAD (888.862.9923)

AZZAD FUNDS

SHAREHOLDER LETTER

DECEMBER 31, 2017 (UNAUDITED)

Dear Azzad Funds Shareholder,

Enclosed is your copy of the Azzad Funds semi-annual report, in which you will find a review of your investments from the six-month period beginning July 1, 2017, and ending December 31, 2017.

It was a big year for the stock market, with major indexes hitting new highs throughout the year. Markets ended the year on an even more upbeat note once it became clear that the Tax Cuts and Jobs Act would become law. Prior to that, the bull market was driven by several factors, most notably low inflation, low interest rates, synchronized global growth, and strong corporate earnings.

The second half of 2017 was also a banner time of growth for the global sukuk market in terms of total assets as well as total returns. Underpinned by larger sovereign issuers such as Pakistan and Bahrain, issuances for the period well outpaced the second half of 2016.

Looking ahead, the U.S. and global economic expansion remains healthy. Barring some exogenous shock from a geopolitical event or other unforeseen crisis, the odds of a recession in 2018 appear low. However, as global economies strengthen, the risk heightens that strong inflation will force a more rapid tightening of financial conditions by monetary authorities. Tax reform will boost corporate earnings, particularly for companies with primarily U.S.-based operations and customers, which may serve as a tailwind for mid-sized companies versus large multinationals.

If you would like to discuss your financial goals and how investing can help you meet them, please contact an Azzad investment advisor at 888.86.AZZAD. Thank you for your continued trust and investment.

Sincerely,

Jamal Elbarmil

Vice President

AZZAD FUNDS

SHAREHOLDER LETTER (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Azzad Ethical Fund (ADJEX)

The Azzad Ethical Fund gained 10.25% for the six months ending December 31, 2017, but trailed the 12.45% rise in its benchmark, the Russell Midcap® Growth Index. According to sub-advisor Ziegler Capital Management, the Fund’s best results were in the technology hardware space, along with materials and consumer durables. Underperformance was concentrated in three industries; health care equipment and services space was the Fund’s largest detractor, followed by software and services, and retailing.

The Fund’s investment universe, when adjusted for its ethical screens, lagged the unrestricted benchmark, which served as a headwind to the Fund’s relative performance. Part of this can be attributed to the cheap cost of debt incentivizing some quality companies to take on levels of debt that exceed Azzad’s thresholds, making them ineligible for investment.

Additionally, Ziegler finds that investors generally bid up stocks with the rosiest future growth projections over stocks with proven historical track records.

Top Contributors to Total Return (06/30/2017 to 12/31/2017)
	Average Portfolio	Stock	Contribution to
Holding	Weight	Return	Return
Lam Research Corporation	2.13	30.85	0.61
Carter’s, Inc.	1.45	33.11	0.46
VeriSign, Inc.	2.06	23.11	0.45
Rockwell Automation	1.94	22.33	0.41
IPG Photonics Corporation	1.05	47.57	0.40

Top Detractors to Total Return (06/30/2017 to 12/31/2017)
	Average Portfolio	Stock	Contribution to
Holding	Weight	Return	Return
Dick’s Sporting Goods, Inc.	0.24	-26.97	-0.16
Intercept Pharmaceuticals	0.23	-51.75	-0.18
Ulta Beauty Inc.	1.25	-22.16	-0.36
Equifax Inc.	1.27	-13.65	-0.38
Henry Schein Inc.	1.64	-23.64	-0.47

The Fund’s top performers reflect its overweight in information technology. Lam Research was the biggest positive contributor to return, as semiconductor manufacturers continued to order more of their products to keep up with demand. IPG Photonics benefited from greater international demand for its fiber lasers in several industries. VeriSign continued to move higher, aided by its dominant position in the internet domain registry space. Rockwell Automation benefitted from takeover rumors but also from solid demand for its productivity-enhancing designs. Finally, Carter’s, a maker of children’s apparel, has managed the switch online and to larger retail channels better than its peers.

The stocks that hurt Fund performance came from multiple industries. The Fund had owned shares of Equifax on the day that its online security breach was exposed; that

AZZAD FUNDS

SHAREHOLDER LETTER (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

position has since been reduced. Dental products distributor Henry Schein was hurt by fears of online competitors. As a retailer, Ulta Beauty is dealing with fears about online competitors, but also has to compete with traditional department stores trying to use their own beauty counters to drive in-store traffic. Dick’s Sporting Goods had a tough six months, as competitor bankruptcies and online entrants hurt sales. Intercept Pharmaceuticals lost half of its value over safety concerns surrounding its drug for liver diseases.

Ziegler adjusted the Fund’s positioning to emphasize areas where it sees opportunity in the marketplace. Fund overweights in commercial and professional services as well as transportation stocks were reduced, as Ziegler believes certain holdings have reached fair value. The Fund added to the retailing space as price momentum has picked up for the group, and increased holdings in the food and beverage sector, reflecting a better pricing environment.

Azzad Wise Capital Fund (WISEX)

The Fund gained 1.24% for the six months ending December 31, 2017, outperforming its benchmark, the BofAML US Corp. & Govt. 1-3 Yr. Index, which returned 0.16%.

According to WISEX sub-advisor Federated Investment Management Company, the second half of 2017 saw growth in the U.S. dollar global sukuk market in terms of total assets as well as a positive total return. Underpinned by larger sovereign issuers such as Pakistan and Bahrain, this growth outpaced the second half of 2016.

Despite increased geopolitical risk considerations in the region, demand for sovereign sukuk remained robust. This was driven in large part by Islamic retail banks using risk-weighted sovereign sukuk to satisfy regulatory liquidity requirements. The period also saw a reduction in price differential between similar sukuk and conventional paper. As conventional investors’ familiarity with the asset class increased, the risk and liquidity premiums have narrowed.

The positive performance for the entire six months notwithstanding, December saw overall flatter to negative sukuk total returns resulting from a rising yield curve on increased inflation and growth outlook. However, the less duration-sensitive, shorter-dated sukuk, in which the Fund is primarily invested, continued to outperform the broader market.

Drilling down into the Fund itself, the top performing sukuk for the six-month period were Indonesia 2027; Oman 2024; Dubai Islamic Bank Perpetual; Abu Dhabi Islamic Bank Perpetual; and Indonesia 2024. The top detractors for the period were EMAAR Properties 2019; Pakistan 2022, Mazoon 2027, Axiata Group 2024; and SECO 2022

Looking ahead to the first quarter of 2018, Federated sees a gradual monetary policy normalization resulting in higher yields and a steeper curve. However, they feel geopolitical and event risk is not being priced in by investors and therefore remains closer to neutral. Federated expects to see primary global sukuk issuance somewhat below last year’s levels, which will provide a positive technical backdrop for existing issuance.

AZZAD FUNDS

SHAREHOLDER LETTER (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

They also expect to continue growing the Fund’s allocation to Islamic trade finance in the first quarter while slightly reducing bank deposit positions.

Finally, Federated continues to monitor the geopolitical situation in Saudi Arabia and Qatar, although they reportedly remain comfortable with the current positions. They are less comfortable with the current economic climate in Turkey and have reduced positions in the Fund’s sukuk and bank deposit allocations accordingly.

The performance quoted represents past performance, which does not guarantee future results. This summary represents the views of the Azzad Funds portfolio managers and sub-advisors as of December 31, 2017. Those views may change, and the Funds disclaim any obligation to advise investors of such changes. The Azzad Funds are self-distributed and available by prospectus only. A free copy of the prospectus, which contains information about the Funds’ risks, fees, and objectives, and other important information, is available at www.azzadfunds.com or by calling 888.350.3369. The Bank of America Merrill Lynch U.S. Corporate & Government 1-3 Year Index tracks the performance of U.S. dollar-denominated investment grade corporate and government public debt issued in the U.S. Domestic bond market, excluding collateralized products. The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price to book ratios and higher forecasted growth values. The index is unmanaged and an investment cannot be made directly in this or any other index.

AZZAD ETHICAL FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

Average Annual Total Return
For the Periods Ended December 31, 2017

	Azzad Ethical Fund	Russell MidCap Growth Index
Six Months	10.25%	12.45%
1 Year	23.22%	25.27%
3 Year	5.94%	10.30%
5 Year	11.53%	15.31%
10 Year	7.36%	8.55%
Since Inception	5.33%	5.35%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect a deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The total annual operating expenses, before any fees waived, are 1.17% for the Ethical Fund per the November 1, 2017 prospectus.  Performance data current to the most recent month end may be obtained by calling 1-888-350-3369.

*Return figures reflect any change in price per share and assume the reinvestment of all distributions.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.  The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.

The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 12/22/2000 (commencement of operations).  Total return is based on the net change in net asset value (“NAV”) and assuming reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

AZZAD WISE CAPITAL FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

Average Annual Total Return
For the Periods Ended December 31, 2017

	Azzad Wise Capital Fund	BofAML US Corp&Govt 1-3 Yr Index
Six Months	1.24%	0.16%
1 Year	2.68%	0.86%
3 Year	1.31%	0.93%
5 Year	1.73%	0.86%
Since Inception	1.90%	1.94%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect a deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The total annual operating expenses, before any fees waived, are 1.42% for the Wise Fund per the November 1, 2017 prospectus.  Performance data current to the most recent month end may be obtained by calling 1-888-350-3369.

*Return figures reflect any change in price per share and assume the reinvestment of all distributions.

The BofAML US Corp&Gov’t 1-3 Yr Index is compromised of short-term bond funds having durations between one and three and half years, thus making them attractive to fairly conservative investors. These funds invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporations. On rare occasions, they may even invest in more speculative high-yield and emerging-markets debt.

The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 4/6/2010 (commencement of operations).  Total return is based on the net change in net asset value (“NAV”) and assuming reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

AZZAD ETHICAL FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
4.49%
Consumer Cyclical
20.53%
Consumer Defensive
7.35%
Financial Services
1.21%
Healthcare
13.41%
Industrials
21.46%
Real Estate
3.49%
Technology
28.06%

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

Technology
26.37%
Other Assets Less Liabilities
6.05%
Basic Materials
4.22%
Consumer Cyclical
19.29%
Consumer Defensive
6.90%
Financial Services
1.13%
Healthcare
12.60%
Industrials
20.16%
Real Estate
3.28%

Sectors are based on Morningstar® classifications.

Portfolio allocations are subject to change.

AZZAD WISE CAPITAL FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the security types the underlying securities represent as a percentage of the portfolio of investments.

Ethical Bonds (Sukuk), 46.35%
Common Stocks, 8.25%
Real Estate Investment Trusts, 0.85%
Ethical Bank Deposits & Notes, 44.55%

The following chart gives a visual breakdown of the Fund by the security types the underlying securities represent as a percentage of net assets.

Ethical Bonds (Sukuk), 43.33%
Common Stocks, 7.71%
Real Estate Investment Trusts, 0.79%
Other Assets Less Liabilities, 6.53%
Ethical Bank Deposits & Notes, 41.64%

Portfolio allocations are subject to change.

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

COMMON STOCKS - 91.16%

Air Transportation, Scheduled - 0.75%
5,651	Alaska Air Group, Inc.	$ 415,405
1,163	Copa Holdings S.A. (Panama)	155,912
		571,317
Aircraft Engines & Engine Parts - 0.06%
543	Heico Corp. Class A *	42,924

Apparel & Other Finished Products of Fabrics & Similar Material - 1.78%
11,020	Carter's, Inc.	1,294,740
630	Lululemon Athletica, Inc. (Canada) *	49,512
		1,344,252
Arrangement of Transportation of Freight & Cargo - 0.24%
2,070	C. H. Robinson Worldwide, Inc.	184,416

Auto Controls for Regulating Residential & Commercial Environment - 0.92%
7,809	Ingersoll-Rand PLC (Ireland)	696,485

Beverages - 1.34%
10,463	Dr Pepper Snapple Group, Inc.	1,015,539

Biological Products (No Diagnostic Substances) - 0.13%
716	Neurocrine Biosciences, Inc. *	55,554
854	Seattle Genetics, Inc. *	45,689
		101,243
Carpets & Rugs - 1.14%
3,140	Mohawk Industries, Inc. *	866,326

Cement, Hydraulic - 0.25%
1,639	Eagle Materials, Inc.	185,699

Chemical & Allied Products - 0.23%
1,815	FMC Corp.	171,808

Computer Communications Equipment - 0.67%
1,861	Arista Networks, Inc. *	438,414
521	F5 Networks, Inc. *	68,366
		506,780
Computer Peripheral Equipment - 0.51%
2,670	Palo Alto Networks, Inc. *	386,990

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

Converted Paper & Paperboard Products (No Containers/Boxes) - 0.10%
689	Avery Dennison Corp.	$ 79,139

Cutlery, Handtools & General Hardware - 0.25%
1,095	Snap-On, Inc.	190,858

Electrical Work - 1.60%
31,002	Quanta Services, Inc. *	1,212,488

Electromedical & Electrotherapeutic Apparatus - 0.08%
544	Varian Medical Systems, Inc. *	60,466

Electronic Components & Accessories - 0.07%
393	Hubbell, Inc.	53,189

Electronic Connectors - 0.44%
3,757	Amphenol Corp. Class A	329,865

Engines & Turbines - 1.63%
1,142	Brunswick Corp.	63,061
16,612	BWX Technologies, Inc.	1,004,860
943	Cummins, Inc.	166,572
		1,234,493
Fabricated Rubber Products - 0.05%
400	West Pharmaceutical Services, Inc.	39,468

Food & Kindred Products - 0.77%
4,968	Blue Buffalo Pet Products, Inc. *	162,901
8,704	Campbell Soup Co.	418,749
		581,650
Footwear (No Rubber) - 0.39%
7,800	Skechers USA, Inc. Class A *	295,152

Gen Building Contractors - Residential Buildings - 0.55%
6,106	Fortune Brands Home & Security, Inc.	417,895

General Industrial Machinery & Equipment - 0.20%
1,474	Zebra Technologies Corp. Class A *	153,001

Hotels & Motels - 0.13%
1,297	Choice Hotels International, Inc.	100,647

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 0.34%
5,318	Donaldson Co.	$ 260,316

Industrial Instruments for Measurement, Display & Control - 0.57%
6,452	Cognex Corp.	394,604
146	Roper Industries, Inc.	37,814
		432,418
Industrial Organic Chemicals - 0.79%
1,148	International Flavors & Fragrances, Inc.	175,196
507	NewMarket Corp.	201,477
2,105	Westlake Chemical Corp.	224,246
		600,919
Laboratory Analytical Instruments - 2.98%
618	Agilent Technologies, Inc.	41,387
570	Coherent, Inc. *	160,865
9,108	Bruker Corp.	312,587
1,677	Illumina, Inc. *	366,408
68	Mettler Toledo International, Inc. *	42,127
562	Perkinelmer, Inc.	41,093
6,680	Waters Corp. *	1,290,509
		2,254,976
Leather & Leather Products - 0.09%
1,045	Michael Kors Holdings Ltd. (United Kingdom) *	65,783

Measuring & Controlling Devices - 2.00%
7,517	Rockwell Automation, Inc.	1,475,963
1,020	Trimble, Inc. *	41,453
		1,517,416
Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.26%
1,241	Cintas Corp.	193,385

Metal Mining - 0.08%
1,297	Southern Copper Corp.	61,543

Metalworking Machinery & Equipment - 0.60%
4,993	Lincoln Electric Holdings, Inc.	457,259

Millwood, Veneer, Plywood & Structural Wood Members - 0.51%
8,818	Masco Corp.	387,463

Mineral Royalty Traders - 0.10%
938	Royal Gold, Inc.	77,029

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 0.50%
1,700	Martin Marietta Materials, Inc.	$ 375,768

Miscellaneous Food Preparations & Kindred Products - 0.08%
623	McCormick & Company, Inc.	63,490

Miscellaneous Transportation Equipment - 0.21%
1,271	Polaris Industries, Inc.	157,591

Motor Homes - 0.94%
4,726	Thor Industries, Inc.	712,303

Motor Vehicle Parts & Accessories - 2.12%
3,906	Aptiv Plc. (United Kingdom)	331,346
809	BorgWarner, Inc.	41,332
1,302	Delphi Automotive PLC. (United Kingdom) *	68,316
1,874	Gentex Corp.	39,260
6,349	Lear Corp.	1,121,614
		1,601,868
Motor Vehicles & Passenger Car Bodies - 1.20%
6,318	WABCO Holdings, Inc. (Belgium) *	906,633

Motors & Generators - 0.09%
893	Ametek, Inc.	64,716

Ophthalmic Goods - 1.26%
4,367	The Cooper Companies, Inc.	951,482

Optical Instruments & Lenses - 1.63%
11,775	KLA Tencor Corp.	1,237,199

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.54%
3,136	Align Technology, Inc. *	696,788
4,151	Edwards Lifesciences Corp. *	467,859
		1,164,647
Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.44%
6,289	RPM International, Inc.	329,669

Paperboard Containers & Boxes - 1.89%
11,862	Packaging Corp. of America	1,429,964

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

Pharmaceutical Preparations - 2.83%
756	Alkermes PLC. (Ireland)	$ 41,376
5,850	BioMarin Pharmaceutical, Inc. *	521,644
1,822	Intercept Pharmaceuticals, Inc. *	106,441
7,387	Ionis Pharmaceuticals, Inc. *	371,566
15,334	Opko Health, Inc. *	75,137
14,195	Zoetis, Inc. Class A	1,022,608
		2,138,772
Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 0.16%
1,163	Celanese Corp. Series A	124,534

Plastic Material, Synth Resins & Nonvulcan Elastomers - 0.27%
3,249	Hexcel Corp.	200,951

Plastic Products - 0.50%
3,613	AptarGroup, Inc.	311,730
1,010	Tupperware Brands Corp.	63,327
		375,057
Poultry Slaughtering & Processing - 0.1.10%
26,770	Pilgrim's Pride Corp. *	831,476

Pumps & Pumping Equipment - 0.29%
3,272	Xylem, Inc.	223,150

Radio Broadcasting Stations - 1.30%
25,022	Pandora Media, Inc. *	120,606
160,767	Sirius XM Holdings, Inc.	861,711
		982,317
Retail-Auto & Home Supply Stores - 1.89%
996	AutoZone, Inc. *	708,525
3,005	O'Reilly Automotive, Inc. *	722,823
		1,431,348
Retail-Auto Dealers & Gasoline Stations - 0.29%
5,034	Copart, Inc. *	217,418

Retail-Building Materials, Hardware, Garden Supply - 0.78%
9,777	Fastenal Co.	534,704
729	Tractor Supply Co.	54,493
		589,197
Retail-Department Stores - 0.08%
496	Burlington Stores, Inc. *	61,023

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

Retail-Family Clothing Stores - 1.24%
12,581	Gap, Inc.	$ 428,509
6,335	Ross Stores, Inc.	508,384
		936,893
Retail-Home Furniture, Furnishings & Equipment Stores - 0.61%
8,901	Williams-Sonoma, Inc.	460,182

Retail-Miscellaneous Shopping Goods Stores - 0.09%
2,275	Dicks Sporting Goods, Inc.	65,383

Retail-Retail Stores - 1.23%
4,155	Ulta Beauty, Inc. *	929,307

Retail-Shoe Stores - 0.69%
11,102	Footlocker, Inc.	520,462

Retail-Variety Stores - 1.62%
11,068	Dollar General Corp.	1,029,435
1,861	Dollar Tree, Inc. *	199,704
		1,229,139
Semiconductors & Related Devices - 5.26%
4,210	IPG Photonics Corp. *	901,487
15,341	Microchip Technology, Inc.	1,348,167
3,001	Microsemi Corp. *	155,002
2,619	Qorvo, Inc. *	174,425
9,566	Skyworks Solution, Inc.	908,292
7,355	Xilinx, Inc.	495,874
		3,983,247
Services-Advertising Agencies - 0.25%
5,358	Interpublic Group of Companies, Inc.	108,017
1,115	Omnicom Group, Inc.	81,205
		189,222
Services-Business Services - 1.76%
1,519	Athenahealth, Inc. *	202,088
6,121	Broadridge Financial Solutions, Inc.	554,440
2,961	CDK Global, Inc.	211,060
433	Costar Group, Inc. *	128,579
5,788	Zillow Group, Inc. *	236,845
		1,333,012

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

Services-Commercial Physical & Biological Research - 1.09%
6,438	Charles River Laboratories International, Inc. *	$ 704,639
1,279	Incyte Corp. *	121,134
		825,773
Services-Computer Integrated Systems - 1.34%
4,893	Cerner Corp. *	329,739
8,196	GoDaddy, Inc. Class A *	412,095
2,344	Jack Henry & Associates, Inc.	274,154
		1,015,988
Services-Computer Programming Services - 1.01%
3,308	DST Systems, Inc.	205,328
5,495	Workday, Inc. Class A *	559,061
		764,389
Services-Computer Programming, Data Processing, Etc. - 2.76%
2,209	Factset Research Systems, Inc.	425,807
23,592	IHS Markit Ltd. (United Kingdom) *	1,065,179
4,979	Red Hat, Inc. *	597,978
		2,088,964
Services-Computer Programming Services - 1.98%
13,073	VeriSign, Inc. *	1,496,074

Services-Consumer Credit Reporting, Collection Agencies - 2.68%
4,153	Equifax, Inc.	489,722
2,931	Moody's Corp.	432,645
20,142	TransUnion *	1,107,004
		2,029,371
Services-Help Supply Services - 1.31%
17,892	Robert Half International, Inc.	993,722

Services-Management Consulting Services - 1.32%
26,211	Booz Allen Hamilton Holding Corp.	999,425

Services-Management Services - 1.74%
10,720	Gartner, Inc. Class A *	1,320,168

Services-Personal Services - 0.22%
6,456	H&R Block, Inc.	169,276

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

Services-Prepackaged Software - 8.15%
2,688	Atlassian Corp. PLC (United Kingdom) *	$ 122,358
2,824	Autodesk, Inc. *	296,040
4,845	Cadence Design Systems, Inc. *	202,618
15,660	Citrix Systems, Inc. *	1,378,080
1,927	PTC, Inc. *	117,104
5,932	ServiceNow, Inc. *	773,473
5,174	Splunk, Inc. *	428,614
11,564	Square, Inc. Class A *	400,924
4,059	SS&C Technologies Holdings, Inc.	164,308
2,081	Synopsys, Inc. *	177,384
11,275	Tableau Software, Inc. *	780,230
1,526	Take-Two Interactive Software, Inc. *	167,524
4,987	Tyler Technologies, Inc. *	882,948
608	Ultimate Software Group, Inc. *	132,684
2,585	Veeva Systems, Inc. Class A *	142,899
		6,167,188
Services to Dwellings & Other Buildings - 0.05%
879	Rollins, Inc.	40,900

Special Industry Machinery - 1.88%
7,738	Lam Research Corp.	1,424,334

Specialty Cleaning, Polishing & Sanitation Preparations - 1.03%
5,250	Clorox Co.	780,885

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.16%
20,373	Steel Dynamics, Inc.	878,687

Sugar & Confectionery Products - 0.47%
3,162	Hershey Co.	358,919

Surgical & Medical Instruments & Apparatus - 0.50%
5,890	Dexcom, Inc. *	338,027
454	Resmed, Inc.	38,449
		376,476
Transportation Services - 0.35%
2,224	Expedia, Inc.	266,368

Trucking (No Local) - 1.72%
11,309	Hunt J.B. Transport Services, Inc.	1,300,309

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 0.40%
4,491	Nu Skin Enterprises, Inc. Class A	$ 306,421

Wholesale-Durable Goods - 0.76%
2,443	W.W. Grainger, Inc.	577,159

Wholesale-Industrial Machinery & Equipment - 0.08%
623	MSC Industrial Direct Co., Inc.	60,219

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.35%
14,622	Henry Schein, Inc. *	1,021,785

Wholesale-Motor Vehicle Supplies & New Parts - 0.06%
501	Genuine Parts Co.	47,600

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.01%
17,909	Hologic, Inc. *	765,610

TOTAL FOR COMMON STOCKS (Cost $58,094,613) - 91.16%		69,024,027

REAL ESTATE INVESTMENT TRUSTS - 2.79%
10,067	Equity Lifestyle Properties, Inc.	896,164
424	Extra Space Storage, Inc.	37,079
8,901	Federal Realty Investment Trust	1,182,142
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,091,973) - 2.79%		2,115,385

TOTAL FOR INVESTMENTS (Cost $60,186,586) ** - 93.95%		71,139,412

OTHER ASSETS LESS LIABILITIES, NET - 6.05%		4,579,001

NET ASSETS - 100.00%		$75,718,413

* Non-income producing securities during the period.

** Refer to Note 8 for Tax Cost.

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

COMMON STOCKS - 7.71%

Beverages - 0.44%
4,889	The Coca-Cola Co.	$ 224,307
2,062	PepsiCo, Inc.	247,275
		471,582
Construction, Mining & Materials Handling Machinery & Equipment - 0.37%
3,881	Dover Corp.	391,942

Converted Paper & Paperboard Products - 0.20%
1,782	Kimberly-Clark Corp.	215,016

Cutlery, Handtools & General Hardware - 0.35%
2,214	Stanley Black & Decker, Inc.	375,694

Electromedical & Electrotherapeutic Apparatus - 0.24%
3,192	Medtronic PLC (Ireland)	257,754

Electronic & Other Electrical Equipment - 0.28%
4,277	Emerson Electric Co.	298,064

Fats & Oils - 0.22%
5,868	Archer-Daniels Midland Co.	235,189

General Industrial Machinery & Equipment - 0.35%
2,254	Illinois Tool Works, Inc.	376,080

Household Furniture - 0.24%
5,301	Leggett & Platt, Inc.	253,017

Industrial Inorganic Chemicals - 0.28%
1,820	Air Products & Chemicals, Inc.	298,626

Men's & Boy's Furnishings - 0.65%
2,567	Cintas Corp.	400,016
3,851	VF Corp.	284,974
		684,990
Miscellaneous Food Preparations & Kindred Products - 0.23%
2,378	McCormick & Company, Inc.	242,342

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.22%
1,986	PPG Industries, Inc.	232,005

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

Perfumes, Cosmetics & Other Toilet Preparations - 0.22%
3,041	Colgate-Palmolive Co.	$ 229,443

Pharmaceutical Preparations - 0.57%
5,696	Abbott Laboratories	325,071
1,993	Johnson & Johnson	278,462
		603,533
Retail-Building Materials, Hardware, Garden Supply - 0.32%
835	The Sherwin-Williams Co.	342,383

Retail-Drug Stores & Proprietary Store - 0.19%
2,787	Walgreen Boots Alliance, Inc.	202,392

Retail-Lumber & Other Building Materials - 0.28%
3,161	Lowe's Companies, Inc.	293,783

Services-Computer Processing & Data Preparation - 0.27%
2,440	Automatic Data Processing, Inc.	285,944

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.46%
1,768	Ecolab, Inc.	237,230
2,682	The Procter Gamble Co.	246,422
		483,652
Specialty Cleaning, Polishing & Sanitation Preparations - 0.24%
1,720	The Clorox Co.	255,833

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.24%
3,935	Nucor Corp.	250,187

Surgical & Medical Instruments & Apparatus - 0.41%
1,350	3M Co.	317,749
532	Becton, Dickingson & Co.	113,895
		431,644
Wholesale-Motor Vehicle Supplies & New Parts - 0.21%
2,324	Genuine Parts Co.	220,803

Wholesale-Durable Goods - 0.23%
1,047	W.W. Grainger, Inc.	247,354

TOTAL FOR COMMON STOCKS (Cost $5,500,256) - 7.71%		8,179,252

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

REAL ESTATE INVESTMENT TRUSTS - 0.79%
1,540	Avalonbay Communities, Inc.	$ 274,751
1,912	Federal Realty Investment Trust	253,933
1,496	Public Storage	312,664
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $928,994) - 0.79%		841,348

SUKUKS - 43.33%

Airlines - 1.52%
1,600,000	Al Shindagha Sukuk, Ltd., Series REGS, 3.776%, 11/26/2019 (Cayman Islands)	1,613,616

Banks - 7.00%
2,300,000	ALHILA, Series REGS, 3.267%, 10/08/2018 (United Arab Emirates)	2,318,589
1,000,000	DIB Sukuk Ltd., 6.25% 03/29/2049 (United Arab Emirates)	1,024,400
3,300,000	EIB Sukuk, Ltd., Series REGS, 4.147%, 01/11/2018 (United Arab Emirates)	3,302,887
270,000	EXIM Sukuk Malaysia Berhad, 2.874%, 02/19/2019 (Malaysia)	270,835
500,000	TF Varlik Kiralama AS, Series REGS, 3.95%, 05/02/2018 (Turkey)	501,242
		7,417,953
Basic Materials - 0.96%
1,000,000	Equate Sukuk Spc Ltd., 3.944%, 02/21/2024 (Kuwait)	1,022,331

Communications Equipment - 1.15%
1,200,000	Axiata Spv2 Bhd, Series REGS, 3.466%, 11/19/2020 (Malaysia)	1,215,758

Financial Services - 6.84%
300,000	ADIB Capital Sukuk, Series REGS, 6.375%, 10/16/2018 (Cayman Islands) **	305,437
2,900,000	DIP Sukuk Ltd. Series REGS, 4.291%, 02/20/2019 (Cayman Islands)	2,936,552
4,000,000	Jany Sukuk Co. LTD, Series REGS, 2.844%, 09/23/2019 (Cayman Islands)	4,010,000
		7,251,989
Real Estate - 6.52%
1,500,000	DIFC Investments LLC, Note, Series REGS, 4.325% 11/12/2024 (United Arab Emirates)	1,553,886
1,000,000	Emaar Sukuk, Ltd., Series REGS, 4.564%, 06/18/2024 (Cayman Islands)	1,039,087
1,000,000	Emaar Sukuk, Ltd., Series REGS, 6.40%, 07/18/2019 (Cayman Islands)	1,058,370
500,000	MAF Sukuk, Ltd., Unsecured Note, Series REGS, 4.50%, 11/03/2025 (Cayman Islands)	518,400
2,700,000	Sukuk Funding No. 3, Ltd., Series REGS, 4.348%, 12/03/2018 (Cayman Islands)	2,746,659
		6,916,402
Sovereigns - 12.04%
500,000	CBB International, Series 144A, 5.624%, 2/12/2024 (Bahrain) (1)	511,271
500,000	Hazine Mustesarligi, Series REGS, 4.557%, 10/10/2018 (Turkey) **	505,474

** Variable rate security; the coupon rate shown represents the yield at December 31, 2017.

(1) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At December 31, 2017 these liquid restricted securities amount to $6,257,797, which represented 5.89% of total net assets.

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

Sovereigns - (Continued)
1,000,000	Hazine Mustesarligi, Series 144A, 5.004%, 04/06/2023 (Turkey) ** (1)	$ 1,018,156
1,000,000	Indonesia, Government of, Series 144A, 3.40%, 03/29/2022 (Indonesia) (1)	1,013,800
300,000	Indonesia, Government of, Series 144A, 4.15%, 03/29/2027 (Indonesia) (1)	309,780
400,000	KSA Sukuk, Ltd., Series 144A, 2.894%, 04/20/2022 (Saudi Arabia) (1)	397,154
1,000,000	KSA Sukuk, Ltd., Series 144A, 3.628%, 04/20/2027 (Saudi Arabia) (1)	1,009,048
1,000,000	Oman, Government, Series 144A, 4.397%, 06/01/2024 (Oman) (1)	998,588
1,800,000	Pakistan, Series REGS, 6.75% 12/03/2019 (Pakistan)	1,867,619
1,400,000	Perusahaan Pener Indois Sukuk, Series REGS, 3.30%, 11/21/2022 (Indonesia)	1,414,000
2,400,000	Perusahaan Pener Indois Sukuk, Series REGS, 4.00%, 11/21/2018 (Indonesia)	2,435,520
500,000	Perusahaan Pener Indois Sukuk, Series REGS, 4.35% 09/10/2024 (Indonesia)	527,450
750,000	Zar Sovereign Capital Fund, Series REGS, 3.903%, 06/24/2020 (South Africa)	761,426
		12,769,286
Supranationals - 0.28%
300,000	IDB Trust Services, Ltd., Series REGS, 1.535%, 06/04/2018 (Jersey)	300,600

Transportation & Logistics - 0.97%
1,000,000	DP World Cresent, Ltd, Sr. Unsecd. Note, Series REGS, 3.908, 5/31/2023 (Cayman Islands)	1,021,795

Utilities - 3.68%
1,850,000	Dewa Sukuk 2013, Ltd., Series REGS, 3.00%, 03/05/2018 (Cayman Islands)	1,852,947
1,000,000	Mazoon Assets Co., Series 144A, 5.20%, 11/08/2027 (Oman) (1)	1,000,000
1,000,000	Saudi Electricity Global Sukuk, Series REGS, 4.211%, 04/03/2022 (Cayman Islands)	1,045,051
		3,897,998
Wireless Telecommunications Services - 2.37%
2,500,000	Ooredoo Tamweel Ltd., Series REGS, 3.039%, 12/03/2018 (Qatar)	2,514,510

TOTAL FOR SUKUKS (Cost $45,851,183) - 43.33%		45,942,238

TRADE FINANCE AGREEMENTS - 10.41%
26,034	Government of Egypt DD1, 3.311%, 01/30/2019 (Egypt)	25,878
108,344	Government of Egypt DD2, 3.311%, 01/30/2019 (Egypt)	107,694
67,122	Government of Egypt DD3, 3.311%, 01/30/2019 (Egypt)	66,720
79,106	Government of Egypt DD4, 3.311%, 01/30/2019 (Egypt)	78,631
89,368	Government of Egypt DD5, 3.311%, 01/30/2019 (Egypt)	88,831
168,990	Government of Egypt DD6, 3.311%, 01/30/2019 (Egypt)	167,977
21,055	Government of Egypt DD7, 3.311%, 01/30/2019 (Egypt)	20,928
205,063	Government of Egypt DD8, 3.311%, 01/30/2019 (Egypt)	203,833

** Variable rate security; the coupon rate shown represents the yield at December 31, 2017.

(1) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At December 31, 2017 these liquid restricted securities amount to $6,257,797, which represented 5.89% of total net assets.

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

TRADE FINANCE AGREEMENTS - (Continued)
96,210	Government of Egypt DD9, 3.311%, 01/30/2019 (Egypt)	$ 95,633
270,201	Government of Egypt DD10, 3.311%, 01/30/2019 (Egypt)	268,580
208,203	Government of Egypt DD11, 3.311%, 01/30/2019 (Egypt)	206,954
160,304	Government of Egypt DD12, 3.311%, 01/30/2019 (Egypt)	159,342
30,097	ITFC Government of Egypt II DD1, 3.97%, 07/18/2018 (Egypt)	30,082
31,441	ITFC Government of Egypt II DD2, 3.90%, 07/20/2018 (Egypt)	31,426
4,976	ITFC Government of Egypt II DD3, 3.938%, 09/21/2018 (Egypt)	4,973
24,867	ITFC Government of Egypt II DD4, 3.944%, 09/28/2018 (Egypt)	24,854
9,016	ITFC Government of Egypt II DD5, 3.964%, 10/05/2018 (Egypt)	9,011
25,653	ITFC Government of Egypt II DD6, 3.972%, 10/12/2018 (Egypt)	25,641
100,017	ITFC Government of Egypt II DD7, 3.985%, 10/18/2018 (Egypt)	99,967
18,418	ITFC Government of Egypt II DD8, 3.988%, 10/19/2018 (Egypt)	18,408
17,907	ITFC Government of Egypt II DD9, 4.003%, 10/26/2018 (Egypt)	17,898
11,235	ITFC Government of Egypt II DD10, 4.0166%, 11/02/2018 (Egypt)	11,229
36,320	ITFC Government of Egypt II DD11, 4.033%, 11/09/2018 (Egypt)	36,302
29,863	ITFC Government of Egypt II DD12, 4.0556%, 11/16/2018 (Egypt)	29,848
7,753	ITFC Government of Egypt II DD13, 4.003%, 11/19/2018 (Egypt)	7,749
16,821	ITFC Government of Egypt II DD14, 4.0746%, 11/19/2018 (Egypt)	16,812
9,014	ITFC Government of Egypt II DD15, 4.0806%, 11/23/2018 (Egypt)	9,010
23,310	ITFC Government of Egypt II DD16, 4.08245%, 11/23/2018 (Egypt)	23,298
125,579	ITFC Government of Egypt II DD17, 4.084%, 11/26/2018 (Egypt)	125,516
5,498	ITFC Government of Egypt II DD18, 4.104%, 11/30/2018 (Egypt)	5,495
31,000	ITFC Government of Egypt II DD19, 4.611%, 12/07/2018 (Egypt)	30,984
42,202	ITFC Government of Egypt II DD20, 4.003%, 12/06/2018 (Egypt)	42,181
15,507	ITFC Government of Egypt II DD21, 4.003%, 12/10/2018 (Egypt)	15,499
16,046	ITFC Government of Egypt II DD22, 4.003%, 12/10/2018 (Egypt)	16,038
45,275	ITFC Government of Egypt II DD23, 4.003%, 12/14/2018 (Egypt)	45,252
29,615	ITFC Government of Egypt II DD24, 4.003%, 12/17/2018 (Egypt)	29,600
15,287	ITFC Government of Egypt II DD25, 4.003%, 12/21/2018 (Egypt)	15,280
16,906	ITFC Government of Egypt II DD26, 4.003%, 12/24/2018 (Egypt)	16,898
35,857	ITFC Government of Egypt II DD27, 4.003%, 12/24/2018 (Egypt)	35,839
22,981	ITFC Government of Egypt II DD28, 4.003%, 12/24/2018 (Egypt)	22,969
18,835	ITFC Government of Egypt II DD29, 4.003%, 12/28/2018 (Egypt)	18,826
457,143	ITFC Government of Gambia DD1, 3.873%, 12/17/2018 (Gambia)	457,371
114,286	ITFC Government of Gambia DD1, 3.873%, 12/24/2018 (Gambia)	114,343
98,142	ITFC Government of Pakistan DD1, 3.80934%, 07/30/2018 (Pakistan)	99,712
101,882	ITFC Government of Pakistan DD2, 3.80934%, 07/30/2018 (Pakistan)	103,513
102,832	ITFC Government of Pakistan DD3, 3.80934%, 08/11/2018 (Pakistan)	104,477
102,880	ITFC Government of Pakistan DD4, 3.751%, 08/31/2018 (Pakistan)	104,526
102,669	ITFC Government of Pakistan DD5, 3.80934%, 08/24/2018 (Pakistan)	104,311
108,467	ITFC Government of Pakistan DD6, 3.7373%, 08/27/2018 (Pakistan)	110,203

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

TRADE FINANCE AGREEMENTS - (Continued)
100,675	ITFC Government of Pakistan DD7, 3.7378%, 09/04/2018 (Pakistan)	$ 102,286
108,315	ITFC Government of Pakistan DD8, 3.7231%, 09/10/2018 (Pakistan)	110,049
104,364	ITFC Government of Pakistan DD9, 3.7426%, 09/13/2018 (Pakistan)	106,034
108,172	ITFC Government of Pakistan DD10, 3.809%, 09/21/2018 (Pakistan)	109,903
115,272	ITFC Government of Pakistan DD11, 3.8064%, 09/27/2018 (Pakistan)	117,116
107,027	ITFC Government of Pakistan DD12, 3.817%, 10/01/2018 (Pakistan)	108,739
118,267	ITFC Government of Pakistan DD13, 3.828%, 10/15/2018 (Pakistan)	120,159
116,097	ITFC Government of Pakistan DD14, 3.845%, 10/18/2018 (Pakistan)	117,955
115,958	ITFC Government of Pakistan DD15, 3.861%, 10/22/2018 (Pakistan)	117,814
112,264	ITFC Government of Pakistan DD16, 3.879%, 11/01/2018 (Pakistan)	114,060
124,043	ITFC Government of Pakistan DD17, 3.897%, 11/08/2018 (Pakistan)	126,027
127,452	ITFC Government of Pakistan DD18, 3.922%, 11/19/2018 (Pakistan)	129,491
108,585	ITFC Government of Pakistan II DD1, 3.836%, 12/13/2018 (Pakistan)	108,639
111,694	ITFC Government of Pakistan II DD2, 3.873%, 12/17/1018 (Pakistan)	111,750
101,670	ITFC Government of Pakistan II DD3, 3.898%, 12/24/2018 (Pakistan)	101,721
245,170	ITFC Government of Tunisia DD1 (Refining), 2.418%, 05/29/2018 (Tunisia)	245,047
184,097	ITFC Government of Tunisia DD2 (Refining), 2.418%, 06/26/2018 (Tunisia)	184,005
170,696	ITFC Government of Tunisia DD3 (Refining), 2.418%, 06/27/2018 (Tunisia)	170,610
123,303	Office Cherifien des Phosphates DD1, 2.503%, 02/14/2018 (Morocco)	123,303
147,239	Office Cherifien des Phosphates DD2, 2.503%, 02/20/2018 (Morocco)	147,239
316,578	Office Cherifien des Phosphates DD3, 2.503%, 02/22/2018 (Morocco)	316,578
121,998	Office Cherifien des Phosphates DD4, 2.503%, 02/27/2018 (Morocco)	121,998
122,685	Office Cherifien des Phosphates DD5, 2.503%, 02/28/2018 (Morocco)	122,685
104,867	Office Cherifien des Phosphates DD6, 2.503%, 03/02/2018 (Morocco)	104,867
155,701	Office Cherifien des Phosphates DD7, 2.503%, 03/05/2018 (Morocco)	155,701
250,004	Office Cherifien des Phosphates DD8, 2.503%, 03/06/2018 (Morocco)	250,004
76,683	Office Cherifien des Phosphates DD9, 2.503%, 03/07/2018 (Morocco)	76,683
163,485	Office Cherifien des Phosphates DD10, 2.503%, 03/08/2018 (Morocco)	163,485
410,763	Office Cherifien des Phosphates DD11, 2.503%, 03/15/2018 (Morocco)	410,763
447,744	PT Angel ITFC DD8, 3.825%, 07/15/2018 (Indonesia)	447,744
424,444	PT Angel ITFC DD9, 3.825%, 07/15/2018 (Indonesia)	424,444
252,951	PT Angel ITFC DD10, 3.825%, 07/15/2018 (Indonesia)	252,951
621,428	PT Pan Brothers ITFC, 3.187%, 04/26/2018 (Indonesia)	621,428
1,500,000	Turk Eximbank Turkey, 3.048%, 03/09/2018 (Turkey)	1,494,000
TOTAL FOR TRADE FINANCE AGREEMENTS (Cost $11,025,285) - 10.41%		11,041,620

BANK DEPOSITS - 31.23%
1,008,561	Albaraka Turk Participation Bank, 1.55%, 01/08/2018 (Turkey)	1,008,561
1,000,000	Arab Banking Corp., NY Branch, 1.83%, 04/12/2018 (Bahrain)	1,000,000
1,017,139	Arab Banking Corp., NY Branch, 1.93%, 05/17/2018 (Bahrain)	1,017,139
1,023,857	Arab Banking Corp., NY Branch, 2.02%, 01/25/2018 (Bahrain)	1,023,857

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

BANK DEPOSITS - (Continued)
2,054,387	Arab Banking Corp., NY Branch, 2.05%, 06/18/2018 (Bahrain)	$ 2,054,387
1,016,340	Arab Banking Corp., NY Branch, 2.06%, 05/10/2018 (Bahrain)	1,016,340
1,000,000	Gulf International Bank (UK), 1.36%, 05/07/2018 (Bahrain)	1,000,000
1,006,863	Gulf International Bank (UK), 1.48%, 06/05/2018 (Bahrain)	1,006,862
1,000,964	Gulf International Bank (UK), 1.57%, 09/04/2018 (Bahrain)	1,000,964
1,000,000	Gulf International Bank (UK), 1.65%, 05/03/2018 (Bahrain)	1,000,000
1,272,005	Kuveyt Turk Participation Bank, 2.542%, 01/15/2018 (Turkey) **	1,272,005
2,100,558	Kuveyt Turk Participation Bank, 2.554%, 01/19/2018 (Turkey) **	2,100,558
1,168,708	Kuveyt Turk Participation Bank, 2.5639%, 03/27/2018 (Turkey) **	1,168,708
1,000,000	Maybank Islamic Bank, 1.58%, 01/16/2018 (Malaysia)	1,000,000
1,020,174	Maybank Islamic Bank, 1.60%, 01/25/2018 (Malaysia)	1,020,174
2,016,356	Maybank Islamic Bank, 1.73%, 05/24/2018 (Malaysia)	2,016,356
1,009,100	Maybank Islamic Bank, 1.75%, 02/12/2018 (Malaysia)	1,009,100
2,013,000	Maybank Islamic Bank, 1.75%, 03/01/2018 (Malaysia)	2,013,000
2,000,000	Qatar National Bank, 1.88%, 02/27/2018 (Qatar)	2,000,000
2,000,000	Qatar National Bank, 2.00%, 06/06/2018 (Qatar)	2,000,000
1,018,876	QIB (UK) Plc., 2.20%, 04/25/2018 (Qatar)	1,018,876
1,319,065	QIB (UK) Plc., 2.20%, 04/25/2018 (Qatar)	1,319,065
2,027,302	QIB (UK) Plc., 2.25%, 03/22/2018 (Qatar)	2,027,302
1,001,475	QIB (UK) Plc., 2.26%, 03/23/2018 (Qatar)	1,001,475
1,021,937	QIB (UK) Plc., 2.38%, 05/31/2018 (Qatar)	1,021,937
TOTAL FOR BANK DEPOSITS (Cost $33,116,666) - 31.23%		33,116,666

TOTAL FOR INVESTMENTS (Cost $96,422,384) * - 93.47%		99,121,124

OTHER ASSETS LESS LIABILITIES, NET - 6.53%		6,918,722

NET ASSETS - 100.00%		$106,039,846

** Variable rate security; the coupon rate shown represents the yield at December 31, 2017.

The accompanying notes are an integral part of these financial statements.

AZZAD FUNDS

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017 (UNAUDITED)

	Azzad Ethical	Azzad Wise
	Fund	Capital Fund
Assets:
Investment Securities at Value (Cost $60,186,586 and $96,422,384, respectively)	$ 71,139,412	$ 99,121,124
Cash	4,551,919	6,057,018
Receivables:
Shareholder Subscriptions	48,769	23,226
Securities Sold	-	347,664
Dividends	50,616	20,914
Sukuk and other income	-	682,461
Prepaid Expenses	11,999	14,799
Total Assets	75,802,715	106,267,206
Liabilities:
Shareholder Redemptions	19,495	717
Securities Purchased	-	114,033
Due to Adviser	38,112	88,378
Distribution Fees	8,212	5,315
Trustee Fees	2,585	2,978
Accrued Expenses	15,898	15,939
Total Liabilities	84,302	227,360
Net Assets	$ 75,718,413	$106,039,846

Net Assets Consist of:
Paid In Capital	$ 64,494,017	$103,366,655
Undistributed Net Investment Income (Loss)	(28,495)	8,041
Accumulated Realized Gain (Loss) on Investments	300,065	(33,590)
Unrealized Appreciation in Value of Investments	10,952,826	2,698,740
Net Assets, for 5,686,298 and 10,084,496 Shares Outstanding, respectively	$ 75,718,413	$106,039,846

Net Asset Value Per Share	$ 13.32	$ 10.52

Redemption Price Per Share ($13.32*0.98; $10.52*0.98) Note 5*	$ 13.05	$ 10.31

* The Funds will charge a 2.00% redemption fee on shares redeemed within 90 days of purchase for the Azzad Ethical Fund and for the Azzad Wise Capital Fund.

The accompanying notes are an integral part of these financial statements.

AZZAD FUNDS

STATEMENT OF OPERATIONS

For the six months ended December 31, 2017 (UNAUDITED)

	Azzad Ethical	Azzad Wise
	Fund	Capital Fund
Investment Income:
Dividends	$ 334,439	$ 106,437
Sukuk income	-	759,163
Other income from underlying investments (net of foreign tax withheld $0 and $16,403, respectively)	-	416,568
Total Investment Income	334,439	1,282,168

Expenses:
Advisory	286,743	633,833
Distribution	53,764	26,632
Legal	4,794	1,859
Transfer Agent	28,865	35,625
Audit	4,633	5,949
Registration	13,707	14,835
Administrative	4,536	4,536
Custody	12,096	27,668
Printing	3,645	2,377
Trustee	1,260	1,023
Miscellaneous	2,384	9,405
Insurance	412	363
Total Expenses	416,839	764,105
Fees Waived and Reimbursed by the Advisor	(61,995)	(77,008)
Net Expenses	354,844	687,097

Net Investment Income (Loss)	(20,405)	595,071

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Realized Gain on Investments and Foreign Currency Transactions	1,007,805	252,864
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	5,957,535	401,514
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	6,965,340	654,378

Net Increase in Net Assets Resulting from Operations	$ 6,944,935	$ 1,249,449

The accompanying notes are an integral part of these financial statements.

AZZAD ETHICAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	12/31/2017	6/30/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (20,405)	$ (37,635)
Net Realized Gain on Investments	1,007,805	11,399,374
Unrealized Depreciation on Investments	5,957,535	(1,944,957)
Net Increase in Net Assets Resulting from Operations	6,944,935	9,416,782

Distributions to Shareholders:
Net Investment Income	-	(58,692)
Realized Gains	(9,804,949)	-
Total Distributions	(9,804,949)	(58,692)

Capital Share Transactions	9,633,383	(5,820,595)

Total Increase in Net Assets	6,773,369	3,537,495

Net Assets:
Beginning of Period	68,945,044	65,407,549

End of Period (Includes Undistributed Net Investment Loss of
$(28,495) and $(8,090), respectively)	$ 75,718,413	$ 68,945,044

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	12/31/2017	6/30/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 595,071	$ 1,083,423
Net Realized Gain (Loss) on Investments	252,864	(229,324)
Unrealized Appreciation on Investments	401,514	315,123
Net Increase in Net Assets Resulting from Operations	1,249,449	1,169,222

Distributions to Shareholders:
Net Investment Income	(602,223)	(1,102,769)
Realized Gains	-	-
Total Distributions	(602,223)	(1,102,769)

Capital Share Transactions	1,238,152	10,790,525

Total Increase in Net Assets	1,885,378	10,856,978

Net Assets:
Beginning of Period	104,154,468	93,297,490

End of Period (Includes Undistributed Net Investment Income
of $8,041 and $15,193, respectively)	$ 106,039,846	$ 104,154,468

The accompanying notes are an integral part of these financial statements.

AZZAD ETHICAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 12/31/2017	For the Years Ended

		6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of Period	$ 13.88	$ 12.06	$ 13.44	$ 13.69	$ 12.24	$ 10.77

Income From Investment Operations:
Net Investment Income (Loss) *	0.00***	(0.01)	0.01	(0.03)	(0.02)	0.01
Net Gain (Loss) on Securities (Realized and Unrealized)	1.44	1.84	(1.31)	0.97	3.01	1.62
Total from Investment Operations	1.44	1.83	(1.30)	0.94	2.99	1.63

Distributions:
Net Investment Income	0.00	(0.01)	0.00	0.00	(0.01)	(0.01)
Realized Gains	(2.00)	0.00	(0.08)	(1.19)	(1.53)	(0.15)
Total Distributions	(2.00)	(0.01)	(0.08)	(1.19)	(1.54)	(0.16)

Redemption Fees (a) ***	0.00	0.00	0.00	0.00	0.00	0.00

Net Asset Value, at End of Period	$ 13.32	$ 13.88	$ 12.06	$ 13.44	$ 13.69	$ 12.24

Total Return **	10.25%	15.20%	(9.66)%	7.05%	24.85%	15.36%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 75,718	$ 68,945	$65,408	$64,361	$50,247	$ 34,169
Before Waivers
Ratio of Expenses to Average Net Assets	1.16%†	1.17%	1.16%	1.19%	1.19%	1.35%
Ratio of Net Investment Loss to Average Net Assets	(0.23)%†	(0.23)%	(0.12)%	(0.41)%	(0.32)%	(0.27)%
After Waivers
Ratio of Expenses to Average Net Assets	0.99%†	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.06)%†	(0.06)%	(0.05)%	(0.21)%	(0.12)%	0.09%
Portfolio Turnover	9.99%	107.97%	33.70%	29.80%	56.66%	103.43%

(a) The Fund will charge a 2.00% redemption fee on shares redeemed within 90 days of purchase.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Amount calculated is less than $0.005 per share.

† Annualized

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 12/31/2017	For the Years Ended

		6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of Period	$ 10.45	$ 10.44	$ 10.39	$ 10.34	$ 10.09	$ 10.07

Income From Investment Operations:
Net Investment Income *	0.06	0.11	0.07	0.06	0.08	0.16
Net Gain on Securities (Realized and Unrealized)	0.07	0.01	0.05	0.05	0.35	0.10
Total from Investment Operations	0.13	0.12	0.12	0.11	0.43	0.26

Distributions:
Net Investment Income	(0.06)	(0.11)	(0.07)	(0.06)	(0.07)	(0.16)
Realized Gains	0.00	0.00	0.00	0.00	(0.11)	(0.08)
Total Distributions	(0.06)	(0.11)	(0.07)	(0.06)	(0.18)	(0.24)

Redemption Fees (a)	0.00***	0.00***	0.00***	0.00***	0.00***	0.00

Net Asset Value, at End of Period	$ 10.52	$ 10.45	$ 10.44	$ 10.39	$ 10.34	$ 10.09

Total Return **	1.24%	1.19%	1.15%	1.02%	4.35%	2.61%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$106,040	$104,154	$93,297	$91,912	$ 68,186	$53,809
Before Waivers/Recoupment
Ratio of Expenses to Average Net Assets	1.43%†	1.42%	1.42%	1.45%	1.52%	1.53%
Ratio of Net Investment Income to Average Net Assets	0.97%†	0.95%	0.60%	0.57%	0.79%	1.52%
After Waivers/Recoupment
Ratio of Expenses to Average Net Assets	1.29%†	1.29%	1.36%	1.49%	1.49%	1.49%
Ratio of Net Investment Income to Average Net Assets	1.12%†	1.07%	0.66%	0.53%	0.82%	1.56%
Portfolio Turnover	7.70%	43.01%	19.10%	41.27%	27.13%	45.40%

(a) The Fund will charge a 2.00% redemption fee on shares redeemed within 90 days of purchase.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Amount calculated is less than $0.005 per share.

† Annualized

The accompanying notes are an integral part of these financial statements.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017 (UNAUDITED)

Note 1.

Organization

The Azzad Funds, (the "Trust") is an open-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on December 16, 1996. The Trust is comprised of the following Funds: The Azzad Ethical Fund (the “Ethical Fund”), which commenced operations on December 22, 2000 and is registered as a non-diversified fund and the Azzad Wise Capital Fund (the “Wise Fund”), which commenced operations on April 6, 2010 and is registered as a non-diversified fund. The series included in these financial statements are collectively referred to as the "Funds". Azzad Asset Management, Inc. (“Adviser”) is the investment adviser to both Funds (see Note 4).

The Ethical Fund’s primary investment objective is to provide shareholders with long-term total return consistent with ethical principles.

The Wise Fund’s primary investment objective is to provide shareholders with capital preservation and income.

The Funds should be considered long-term investments and are not appropriate for short-term goals. The Funds may also be used in all types of retirement and college savings plans including Separately Managed (Wrap) programs.

Non-Diversification Risk- The Funds are non-diversified, which means they may invest a greater percentage of their assets in a fewer number of holdings as compared to other mutual funds that are more broadly diversified.  As a result, the Funds’ share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Funds’ portfolio may have a significant negative impact on the Funds’ performance.

Note 2.

Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements. The Funds follow the accounting and reporting guidance of FASB Accounting Standard Codification 946 and ASU 2013-08 applicable to investment companies.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Wise Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, income, and foreign withholding taxes recorded on the Wise Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Security Transactions and Related Investment Income- Investment transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Net realized gain/(loss) on the statement of operations also includes realized gain distributions received from Real Estate Investment Trusts (“REITS”). Distributions of net realized gains are recorded on the REIT’s ex-dividend date.  Sukuk income and income from other investments in the Wise Fund are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.

Federal Income Taxes- The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

In addition, the Generally Accepted Accounting Principles (“GAAP”) requires management of the Funds to analyze all open tax years, fiscal years 2014-2017, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the year ended June 30, 2017, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Cash and cash equivalents – The Funds consider all highly liquid debt instruments having original maturities of three months or less at the date of purchase to be cash equivalents.  The Funds may, during the ordinary course of business, maintain account balances with banks in excess of federally insured limits.  The Funds have not experienced losses on these accounts, and management believes that the Funds are not exposed to significant risks on such accounts.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Restricted and Illiquid Securities - Each Fund may invest up to 15% of its net assets in securities that are considered to be illiquid. A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the Securities Act of 1933, as amended (the “1933 Act”), and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation by the Adviser, pursuant to procedures adopted by the Board of Trustees of the Trust, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security.

Redemption Fees- The Ethical Fund and the Wise Fund each charge a 2.00% redemption fee for shares redeemed within 90 days of investment.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds will retain the fees charged as an increase in paid-in capital and such fees become part of each Fund’s daily NAV calculation.  See Note 5.

Dividends and Distributions to Shareholders- The Funds intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis.  The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.   The Ethical Fund re-classed $29,545 from net investment loss to paid in capital. Please see Note 8 for additional information on dividends paid.

Estimates- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Note 3. Securities Valuations

Processes and Structure

The Funds' Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

The Funds’ Board of Trustees has adopted written Pricing and Valuation Procedures (the “Procedures”) governing the fair valuation of securities, and has delegated authority to the company's investment adviser to apply those methods in making fair value determinations, subject to board oversight. The investment adviser has established a Valuation Committee to oversee the implementation of these Procedures. The Valuation Committee has the responsibility of determining the fair value of each of the Fund’s securities or other assets in the absence of readily available market quotations. The Valuation Committee also reviews the Funds’ Procedures to make sure they continue to be appropriate for the Funds. The Valuation Committee meets annually and on an as needed basis. The Valuation Committee reviews its own fair value decisions and reports to the Board of Trustees on all fair valuation decisions that are made. The Board of Trustees reviews all valuation decisions made by the Valuation Committee and evaluates whether the Valuation Committee is adhering to the Funds’ Procedures and whether the Procedures continue to be appropriate for the Funds.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Sukuk. The Wise Fund invests in Sukuk. Sukuk are used to finance projects and asset acquisitions while avoiding the Islamic prohibition on interest. Whereas bonds represent a debt ownership, a sukuk certificate represents ownership or interest in a tangible asset, or the usufruct of an asset. They are therefore considered to be asset-based securities. Sukuk grant investors a proportionate beneficial ownership of the underlying asset, along with its associated risks and potential cash flows. Underlying assets may include, without limitation, real estate (developed and undeveloped), infrastructure projects, lease contracts and machinery and equipment. While the certificate is linked to the returns generated by certain assets of the issuer, the underlying assets are not pledged as security for the certificates, and the Wise Fund (as the investor) is relying on the creditworthiness of the issuer for all payments required by the Sukuk. Sukuk certificate holders share the risk of the underlying asset. If the assets on which sukuk are issued do not perform as well as expected, the sukuk investor will bear a share of the loss. Unlike conventional bonds, sukuk do not earn interest payments.

Sukuk may be issued by international financial institutions, foreign governments and agencies of foreign governments and even global corporations. Like conventional bonds, rating agencies rate Sukuk based on their credit quality and the issuer’s ability to pay investors. Sukuk receive ratings that look exactly like conventional bonds. At December 31, 2017, 43.33% of the Wise Fund’s net assets were invested in Sukuk.  These instruments will be categorized as level 2 investments in the fair value hierarchy.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Trade Finance Agreements.  Trade finance agreements in which the Wise Fund may invest consist primarily of loans or similar instruments used to finance international trade and related infrastructure projects, such as, for example, facilities for pre-export finance, process and commodities finance, receivables financing, factoring or forfeiting, trade credit insurance, letters of credit and other documentary credits, documentary collection, promissory notes, bills of exchange and other negotiable instruments.  The Wise Fund may invest in such investments by way of purchase, assignment, participation, guarantee, insurance or another financial instrument.  Trade finance agreements transactions may include both domestic and international transactions, and may include sellers of goods or services, buyers of such goods or services, intermediaries such as banks and other financial institutions as lenders, insurers, and other parties.    A trade finance agreements transaction can involve various structures.  For example, while a seller (or exporter) can require a purchaser (an importer) to prepay for goods shipped, the purchaser (importer) may wish to reduce risk by requiring the seller to document the goods that have been shipped. Banks, financial institutions or other lenders may assist by providing various forms of support, such as a letter of credit provided by the importer’s bank to the exporter (or the exporter's bank) providing for payment upon presentation of certain documents (for example, a bill of lading). The exporter's bank also may make a loan (by advancing funds) to the exporter on the basis of the export contract.

Trade Finance agreements are located primarily in or have exposure to global emerging markets. As such, the Wise Fund is subject to all of the risks typical to investments generally made in emerging markets. In addition, the Wise Fund is subject to risks specific to the trade finance agreements asset class such as liquidity risk, credit rating risk, and counter-party risk. The Wise Fund will only invest in trade finance agreements related securities if it is determined that this investment is in accordance with the Wise Fund’s ethical investment philosophy. Trade finance agreements will be categorized as level 3 investments in the fair value hierarchy. Trade finance agreements are considered illiquid securities as defined by the Investment Company Act of 1940. The Wise Fund’s investments in trade finance agreements at December 31, 2017 represented 10.41% of the Wise Fund’s net assets.

Bank Deposits. In a typical bank deposit, a bank raises funds to invest in various commercial activities from its investors. The bank and its investors both share in the profit and risk of loss of investment in such activities. The bank is responsible for monitoring the underlying investments to make sure that they will achieve the anticipated profit rate agreed upon in the contract on the maturity date. If the bank makes any profit by the maturity date, the profits are shared with investors according to a pre-agreed ratio. Conversely, if a loss is made, it is borne by the investors in the absence of gross negligence, fraud or willful default by the bank. The bank provides investors with monthly indicative profit rates for their investments.  Bank deposits will be categorized as level 2 investment in the fair value hierarchy. The Wise Fund held 31.23% of bank deposits at December 31, 2017.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of December 31, 2017:

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Azzad Ethical Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 69,024,027	$ -	$ -	$ 69,024,027
Real Estate Investment Trusts	2,115,385	-	-	2,115,385
	$ 71,139,412	$ -	$ -	$ 71,139,412

There were no significant transfers into or out of Level 1, Level 2, or Level 3 during the period. It is the Ethical Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period. The Ethical Fund did not hold any derivative instruments at any time during the six months ended December 31, 2017.

Azzad Wise Capital Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 8,179,252	$ -	$ -	$ 8,179,252
Real Estate Investment Trusts	841,348	-	-	841,348
Sukuk *	-	45,942,238	-	45,942,238
Trade Finance Agreements	-	-	11,041,620	11,041,620
Bank Deposits	-	33,116,666	-	33,116,666
	$ 9,020,600	$79,058,904	$11,041,620	$99,121,124

* Industry classifications for these categories are detailed in each Fund’s Schedule of Investments.

There were no significant transfers into or out of Level 1, Level 2 or Level 3 during the period. It is the Wise Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Trade Finance Agreements
Balance as of 6/30/2017	$ 3,381,055
Accrued Accretion/(Amortization)	-
Change in Unrealized Appreciation/(Depreciation)	42,408
Realized Gain/(Loss)	-
Purchases	8,425,969
Sales	(807,812)
Transfers In/(Out) of Level 3	-
Balance as of 12/31/2017	$ 11,041,620

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

The Wise Fund uses a pricing service to provide price evaluations for Level 3 trade finance agreements.  The quantitative unobservable inputs used by the pricing service are proprietary and not provided to the Wise Fund and therefore the disclosure that would address these inputs is not included above.

Note 4.

Transactions with the Adviser and Affiliates

Advisory Agreement - Azzad Asset Management, Inc. (the "Adviser") under an advisory agreement with the Trust, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board, directs the investments of the Trust in accordance with the Funds’ investment objectives, policies and limitations. For this service, the Adviser receives a monthly management fee at the annual rate of 0.80% and 1.19% of the average daily net assets for the Ethical Fund and Wise Fund, respectively.

For the six months ended December 31, 2017, the Adviser earned $286,743 and $633,833 in advisory fees for the Ethical Fund and Wise Fund, respectively. At December 31, 2017, the Adviser was owed $37,348 and $87,614 in advisory fees for the Ethical Fund and Wise Fund, respectively.

The Funds’ Adviser has agreed to contractually waive all or a portion of its fees or reimburse the Funds for certain operating expenses, to the extent necessary to limit each fund’s net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Funds invest; and litigation and other extraordinary expenses) to 0.99% and 1.29%, for Ethical Fund and Wise Fund, respectively, of average daily net assets for a five year period ending December 1, 2018. Prior to November 1, 2015, the Wise Fund’s net annual operating expenses were limited to 1.49% of average daily net asset.  Any waiver or reimbursement of operating expenses by the Adviser is subject to repayment by the Funds within three years after such reimbursement or waiver occurred, if the Funds are able to make the repayment without exceeding the expense limitations (or, if less, the expense limitation then in place). For the six months ended December 31, 2017, the Adviser waived fees of $61,995 for the Ethical Fund and $77,008 for the Wise Fund.

The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Funds.  Fees waived or expenses reimbursed during a given year may be paid to the Adviser during the following three-year period to the extent that payment of such expenses does not cause the Funds to exceed the expense limitation.  As of June 30, 2017, the unreimbursed amounts paid or waived by the Adviser on behalf of the Ethical Fund and Wise Fund are $341,741 and $187,417, respectively.  As of June 30, 2017, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Ethical Fund	Wise Fund
June 30, 2015	June 30, 2018	$ 115,542	$ -
June 30, 2016	June 30, 2019	$ 109,938	$ 58,756
June 30, 2017	June 30, 2020	$ 116,261	$ 128,661

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Sub-advisory Agreement – The Adviser and the Board entered into a Sub-Advisory Agreement with Ziegler Capital Management (“Sub-Adviser”, “Ziegler”) on August 16, 2012, on behalf of the Ethical Fund.  The sub-advisory fee paid to Ziegler is paid by the Adviser, not the Ethical Fund and therefore does not impact the fees paid by the Ethical Fund.  The Ethical Fund receives additional research services and investment management expertise, from a reputable firm, without additional expense to the Ethical Fund.

The Adviser and the Board entered into a Sub-Advisory Agreement with Federated Investors, Inc. (“Sub-Adviser”, “Federated”) on March 10, 2014, on behalf of the Wise Fund. The sub-advisory fee paid to Federated is paid by the Adviser, not the Wise Fund and therefore does not impact the fees paid by the Wise Fund. The Wise Fund receives additional research services and investment management expertise, from a reputable investment manager without any additional expense to the Wise Fund.

Administrative Agreement - The Funds have an Administrative Agreement with the Adviser.  Pursuant to the Administrative Agreement, the Adviser, subject to the overall supervision and review of the Board, provides administrative services to the Funds, provides the Funds with office space, facilities and business equipment, and provides the services and clerical personnel for administering the affairs of the Funds.  As such, each of the Funds pays the Adviser $750 per month, per Fund.   For the six months ended December 31, 2017, the Ethical Fund and the Wise Fund each paid the Adviser $4,536 for administrative services pursuant to the agreement.  As of December 31, 2017, each Fund owed the Adviser $764, respectively, in administrative fees.

Note 5.

Capital Share Transactions

The Board of Trustees is authorized to issue an unlimited number of shares. There is no par-value on the capital stock.

The following is a summary of capital share activity for the six months ended December 31, 2017 and year ended June 30, 2017:

Ethical Fund	Six Months Ended 12/31/2017		Year Ended 6/30/2017
	Shares	Amount	Shares	Amount
Shares Sold	840,958	$ 11,662,529	796,415	$ 10,390,095
Shares issued in reinvestment of distributions	301,932	4,045,890	2,000	24,962
Redemption fees	-	466	-	456
Shares redeemed	(423,553)	(6,075,502)	(1,253,861)	(16,236,108)
Net Increase (decrease)	719,337	$ 9,633,383	(455,446)	$ (5,820,595)

As of December 31, 2017, paid-in-capital totaled $64,494,017.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

The following is a summary of capital share activity for the six months ended December 31, 2017 and year ended June 30, 2017:

Wise Fund	Six Months Ended 12/31/2017		Year Ended 6/30/2017
	Shares	Amount	Shares	Amount
Shares Sold	1,118,821	$ 11,725,864	3,174,006	$33,151,963
Shares issued in reinvestment of distributions	12,467	130,773	21,838	227,710
Redemption fees	-	637	-	594
Shares redeemed	(1,012,735)	(10,619,122)	(2,166,703)	(22,589,742)
Net Increase	118,553	$ 1,238,152	1,029,141	$10,790,525

As of December 31, 2017, paid-in-capital totaled $103,366,655.

Shareholders of the Ethical and Wise Fund are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of the Fund shares redeemed within 90 days after their purchase. For the six months ended December 31, 2017, $466 and $2,094 of redemption fees were collected from shareholders of the Ethical and Wise Fund, respectively, and reclassified to paid-in-capital.

Note 6.

Investment Transactions

For the six months ended December 31, 2017, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $6,928,301 and $9,756,657 respectively, for the Ethical Fund. For the six months ended December 31, 2017 $4,202,783 and $6,603,834, respectively, for the Wise Fund.

Note 7. Concentration of Risk

The Wise Fund invests in securities of non-U.S. and U.S. issuers.  Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.  As of December 31, 2017, the diversification of countries was as follows:

Country	Percentage of Net Assets
Cayman Islands	17.14%
Qatar	12.16%
Bahrain	10.02%
Turkey	8.55%
United States	8.26%
Malaysia	8.06%
United Arab Emirates	7.74%
Indonesia	7.03%
Pakistan	3.95%
Egypt	2.16%
Morocco	1.90%
Oman	1.88%
Saudi Arabia	1.32%
Kuwait	0.96%
South Africa	0.72%
Tunisia	0.56%
Gambia	0.54%
Jersey	0.28%
Ireland	0.24%

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Note 8.

Tax Matters

As of December 31, 2017, the tax basis components, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Ethical Fund	Wise Fund
Federal tax cost of investments, including short-term investments	$ 60,186,586	$ 96,422,384

Gross tax appreciation of investments	$ 12,284,597	$ 2,941,611
Gross tax depreciation of investments	$(1,331,771)	$ (242,871)
Net tax appreciation	$ 10,952,826	$ 2,698,740

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2017 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

	Ethical Fund	Wise Fund
Unrealized appreciation on investments	$ 4,995,291	$ 2,297,226
Undistributed ordinary income	-	15,193
Deferral of post October Loss	-	(229,173)
Deferral of post December net investment loss	(8,090)	-
Undistributed realized gains	9,097,209	-
Capital loss carry forwards +:
No expiration:
Short-term	-	(45,229)
Long-term	-	(12,052)
	$ 14,084,410	$ 2,025,965

The undistributed ordinary income and capital gains (losses) shown may differ from corresponding accumulated net investment income and accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences for the Wise Fund. Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.

+ The capital loss carry forward will be used to offset any capital gains realized by the Wise Fund in future years through the indefinite expiration date.  The Wise Fund will not make distributions from capital gains while a capital loss carry forward remains.

The Funds paid the following distributions for the six months ended December 31, 2017 and year ended June 30, 2017:

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Ethical Fund
Six Months Ended	$ Amount	Tax Character
12/31/2017	$ 9,804,949	Long-Term Capital Gain

Year Ended	$ Amount	Tax Character
06/30/2017	$ 58,692	Ordinary Income

Wise Fund
Six Months Ended	$ Amount	Tax Character
12/31/2017	$ 602,223	Ordinary Income

Year Ended	$ Amount	Tax Character
06/30/2017	$ 1,102,769	Ordinary Income

Note 9.

Distribution Plan

The Funds maintain a distribution expense plan (a “Plan”) pursuant to Rule 12b-1 under the Investment Company Act that allows the Funds to pay distribution expenditures incurred in connection with the sale and promotion of the Funds and the furnishing of services to shareholders of the Funds.  The Plan provides that the Funds may pay up to a maximum on an annual basis of 0.15% and 0.05% of the average daily value of the net assets of the Funds for the Ethical Fund and Wise Fund, respectively.  Under the plan,  permitted expenditures include:  (i) commissions to sales personnel for selling shares of the Funds; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the cost of preparing and distributing promotional materials; (vi) the costs of printing the Funds’ Prospectus and Statement of Additional Information for distribution to potential investors; (vii) other similar services that the Trustees determine are reasonably calculated to result in sales of shares of the Funds; and (viii) the costs of providing services to shareholders, including assistance in connection with inquiries related to shareholder accounts.  Because these expenses are paid out of the Funds’ assets on an ongoing basis, over time these expenses may increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.  For the six months ended December 31, 2017, the Ethical Fund incurred $53,764 in distribution fees and the Wise Fund incurred $26,632 in distribution fees.

Note 10.  Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the funds under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2017, Folio Investments, in aggregate, owned approximately 57% and 69% of the shares of the Ethical Fund and the Wise Fund, respectively, for the benefit of others. As a result, Folio may be deemed to control the Funds.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Note 11.  Indemnifications

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

Note 12. Subsequent Events

On January 31, 2018, the Wise Fund paid shareholders of record at January 30, 2018, a net investment income distribution of $101,902, equivalent to $0.009957 per share. On February 28, 2018, the Wise Fund paid shareholders of record at February 27, 2018, a net investment income distribution of $76,504, equivalent to $0.007314 per share. Management has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no additional subsequent events requiring disclosure in the financial statements for the Funds.

AZZAD FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2017 through December 31, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

AZZAD FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Azzad Ethical Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,102.55	$5.25
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.21	$5.04

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Azzad Wise Capital Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,012.45	$6.54
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.70	$6.56

* Expenses are equal to the Fund's annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

PROXY VOTING POLICY

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Funds at 1-888-350-3369 and from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC's web site at http://www.sec.gov. The Funds’ Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 350-3369 to request a copy of the SAI or to make shareholder inquiries.

BOARD OF TRUSTEES
Syed K. Raheemullah
Bashar Qasem
Abed Awad, Esq.

INVESTMENT ADVISER
Azzad Asset Management, Inc.

SUB-ADVISER
Ziegler Capital Management
Federated Investors, Inc.

DIVIDEND PAYING AGENT,
SHAREHOLDERS' SERVICING AGENT,
TRANSFER AGENT
Mutual Shareholder Services, LLC

CUSTODIAN
Huntington National Bank, NA

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company

LEGAL COUNSEL
Thompson Hine LLP

This report is provided for the general information of the shareholders of the Azzad Funds. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     Chairman and Treasurer

Date March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     Chairman and Treasurer

Date March 8, 2018